CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 106.8	$ 219.6	$ 157.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of $(2.7) in 2012	8.2	(7.8)	(1.5)
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax of $(0.7), $(0.5) and $2.1, respectively	(1.1)	(0.7)	3.3
Other comprehensive income (loss), net of tax	7.1	(8.5)	1.8
Comprehensive income	$ 113.9	$ 211.1	$ 159.0